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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number      811-04804

The Elite Group of Mutual Funds

(Exact name of registrant as specified in charter)

1325 4th Avenue, Suite 1744 Seattle, Washington	98101
(Address of principal executive offices)	(Zip code)

Richard S. McCormick

McCormick Capital Management       1325 4th Avenue, Suite 1744      Seattle, WA 98101

(Name and address of agent for service)

Registrant's telephone number, including area code:  (206) 624-5863

Date of fiscal year end:         September 30, 2011

Date of reporting period:       December 31, 2010

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

PORTFOLIO OF INVESTMENTS
The Elite Income Fund
December 31. 2010
(unaudited)

	Bonds 87.8%
Par Value	U.S. Government/Agencies Notes and Bonds 17.1%	Maturity	Coupon		Market Value

$150,000	(HUD) Housing Urban Development	08/01/11	4.440%		153,468
181,000	Tennessee Valley Authority	05/23/12	6.790%		196,452
200,000	Fannie Mae	07/30/12	1.125%		201,749
250,000	U.S. Treasury Note	07/31/12	0.625%		250,683
250,000	Tennessee Valley Authority	08/01/13	4.750%		273,780
250,000	U.S. Treasury Note	03/31/15	2.500%		258,770
200,000	Nova Scotia	07/21/15	2.375%		200,205
102,000	Fannie Mae	02/25/18	5.000%		107,376
150,000	Tennessee Valley Authority	07/15/20	6.235%		167,712
106,225	Fannie Mae	03/01/22	5.000%		112,759
400,000	U.S. Treasury Bond	08/15/23	6.250%		502,750
175,000	U.S. Treasury Note Inflation Protection	01/15/25	2.375%		225,948
320,000	U.S. Treasury Bond	02/15/26	6.000%		395,650
150,000	U.S. Treasury Bond	11/15/28	5.250%		171,914
300,000	Fannie Mae	10/25/32	5.500%		322,039
	Total U.S. Government/Agencies Notes and Bonds				3,541,255

	Securitized /Asset Backed Bonds 10.6%
250,000	Manitoba Province	02/15/12	5.000%		262,053
190,094	BMW Vehicle Lease Trust	03/15/12	2.910%		191,777
130,206	CNH Equipment Trust	11/15/12	5.280%		132,150
248,974	AEP Texas Central Transition	07/01/13	4.980%		260,508
350,000	Ontario Province	02/05/15	2.950%		361,288
20,185	GNMA (552372)	02/15/17	6.000%		21,961
220,000	FPL Recovery Funding	08/01/17	5.127%		245,069
19,257	GNMA (577742)	09/15/17	5.500%		20,824
131,000	Freddie Mac (2962 YE)	09/15/18	4.500%		138,144
71,771	GNMA (605079)	03/15/19	4.000%		74,833
124,488	FHLMC Pool	11/01/25	3.500%		125,422
63,885	Freddie Mac (FHR 1963 Z)	01/15/27	7.500%		72,318
9,360	Freddie Mac (FHR 2656 BD)	04/15/28	5.000%		9,360
75,536	Fannie Mae (633012)	02/01/32	7.000%		86,054
89,006	Fannie Mae (2002-93 A 1)	03/25/32	6.500%		102,246
74,757	GNMA (G2SF Pool 3556)	05/20/34	5.500%		80,851
	Total Securitized /Asset Backed Bonds				2,184,858

	Corporate Bonds Industrial - Basic 0.9%
150,000	Barrick Gold Corp.	04/01/19	6.950%		184,062
	Total Corporate Bonds Industrial - Basic				184,062

	Corporate Bonds Industrial - Capital Goods 0.5%
95,000	Ball Corp.	09/01/19	7.375%		102,125
	Total Corporate Bonds Industrial - Capital Goods				102,125

	Corporate Bonds Industrial - Communications 1.9%
100,000	Qwest Corp.	05/01/16	8.375%		118,500
150,000	GTE Corp.	04/15/18	6.840%		170,043
100,000	Frontier Communications	03/15/19	7.125%		102,750
	Total Corporate Bonds Industrial - Communications				391,293

	Corporate Bonds Industrial - Consumer Cyclical 2.6%
100,000	Ford Motor Credit Co	10/01/14	8.700%		112,616
150,000	Hanesbrands Inc.	12/15/16	8.000%		160,875
250,000	PepsiAmericas Inc.	05/15/17	5.000%		269,986
	Total Corporate Bonds Industrial - Consumer Cyclical				543,477

	Corporate Bonds Industrial - Consumer Non-Cyclical 10.2%
400,000	Reynolds American, Inc.	06/15/11	0.992%	(b)	400,476
250,000	Reynolds American, Inc.	06/01/13	7.250%		278,167
150,000	Domtar Corp.	06/01/17	10.750%		189,000
390,000	Altria Group, Inc.	11/10/18	9.700%		514,498
160,000	Anheuser Busch Inc.	01/15/20	5.375%		173,374
250,000	Browning Ferris	05/01/21	9.250%		314,400
200,000	Archer Daniels	03/15/27	7.500%		248,153
	Total Corporate Bonds Industrial - Consumer Non-Cyclical				2,118,068

	Corporate Bonds Industrial - Energy 4.6%
300,000	Valero Logistics Co	07/15/12	6.875%		321,986
250,000	El Paso Pipeline	11/15/15	4.100%		247,482
100,000	NRG Energy Inc.	02/01/16	7.375%		102,500
150,000	Anadarko Petroleum Corp	09/15/16	5.950%		161,143
125,000	NV Energy Inc.	11/15/20	6.250%		125,625
	Total Corporate Bonds Industrial - Energy				958,736

	Corporate Bonds Industrial - Transportation 2.4%
69,000	Kansas City Southern Railway	06/01/15	8.000%		74,175
400,000	BNSF Funding Trust	12/15/55	6.613%	(a)	414,000
	Total Corporate Bonds Industrial - Transportation				488,175

	Corporate Bonds Industrial - Technology 1.7%
250,000	Xerox Corp	08/15/11	6.875%		258,580
100,000	Xerox Capital Trust	02/01/27	8.000%		101,750
	Total Corporate Bonds Industrial - Technology				360,330

PORTFOLIO OF INVESTMENTS
The Elite Income Fund
December 31. 2010
(unaudited)

Par Value	Corporate Bonds Utilities - Electric 11.9%	Maturity	Coupon		Market Value
$450,000	Oncor Electric Delivery Co	05/01/12	6.375%		479,106
100,000	Ameren Illinois Co	12/15/13	8.875%		118,315
50,000	AES Corp.	03/01/14	7.750%		53,375
559,000	Ameren Corp.	05/15/14	8.875%		628,969
400,000	Nisource Financial Corp	03/15/16	10.750%		534,958
125,000	Sempra Energy	06/01/16	6.500%		145,114
359,000	Centerpoint Energy Houston	07/01/23	5.600%		378,725
100,000	Northern State Power - MN	07/01/25	7.125%		121,105
	Total Corporate Bonds Utilities - Electric				2,459,667

	Corporate Bonds Utilities - Natural Gas 6.7%
200,000	Kaneb Pipeline	06/01/13	5.875%		216,492
250,000	Energy Transfer Partners Co	07/01/13	6.000%		272,164
250,000	Enterprise Products Oper Co	01/31/14	9.750%		301,987
300,000	TGT/Boardwalk Pipeline LLC	06/01/18	5.200%		310,156
260,000	Enterprise Products Oper Co	08/01/66	8.375%	(a)	279,175
	Total Corporate Bonds Utilities - Natural Gas				1,379,974

	Corporate Bonds Finance - Banking 8.7%
115,000	State Street Capital Trust	04/30/12	2.150%		117,402
500,000	Household Financial Corp	11/27/12	6.375%		542,083
250,000	Wachovia Corp.	08/01/13	5.700%		273,439
100,000	Zions Bancorp.	09/23/14	7.750%		104,251
200,000	Citigroup Inc.	10/15/14	5.500%		215,489
330,000	Ford Credit Auto Owners Trust	11/15/14	2.420%		338,795
300,000	Bank of America Corp	12/18/28	1.261%	(b)	209,384
	Total Corporate Bonds Finance - Banking				1,800,843

	Corporate Bonds Finance - Misc. Finance 5.1%
124,000	General Electric Capital Corp	02/01/11	0.916%	(b)(d)	124,061
300,000	John Deere Capital Corp	06/19/12	2.875%		309,972
200,000	General Electric Capital Corp	09/28/12	2.000%		204,289
200,000	InterAmerican Development Bank	10/22/12	1.750%		203,947
100,000	SLM Corp.	10/01/13	5.000%		100,259
100,000	AIG International Lease Finance Corp	12/15/20	8.250%		103,000
	Total Corporate Bonds Finance - Misc. Finance				1,045,528

	Corporate Bonds Finance - Insurance 1.9%
365,000	C.N.A. Financial/ Continental Corp.	08/15/12	8.375%		393,035
	Total Corporate Bonds Finance - Insurance				393,035

	Corporate Bonds Finance - REIT's 1.0%
200,000	Bre Properties Inc.	03/15/17	5.500%		212,529
	Total Corporate Bonds Finance - REIT's				212,529

	Total Value of Bonds				18,163,954
	(Cost $17,821,181)

Shares	Common & Preferred Stock 6.8%
10,000	AT&T Inc				293,800
5,600	Abbott Laboratories Inc.				268,296
8,000	Citigroup Capital Preferred			(a)	215,280
2,000	Clorox Company				126,560
1,000	Diamond Offshore Drilling				66,870
1,000	Lorillard Inc.				82,060
7,500	Merck & Co. Inc.				270,300
10,000	Seabright Holdings Inc.				92,200
	Total Common & Preferred Stock				1,415,366
	(Cost $1,356,086)

	Short Term Investments 4.9%
220,000	U.S. Treasury Bill 0.258% Due 10/20/11			(c)	219,592
127,720	Institutional Money Market Trust 0.29%		(c)	(e)	127,720
664,271	PNC Bank Money Market 0.12%			(c)	664,271
	Total Short Term Investments (Cost $1,011,494)				1,011,583

	Total Investments (Cost $20,188,761)	99.5%			20,590,903
	Other Assets Less Liabilities	0.5%			98,211
	NET ASSETS	100.0%			20,689,114

At December 31, 2010, unrealized appreciation of securities for Federal Income Tax purposes based on tax cost of $20,188,761 is:
	Gross unrealized appreciation	$732,310
	Gross unrealized depreciation	(176,592)
	Net unrealized appreciation	$555,718

(a) Variable rate security; Interst rate shown is the rate in effect as of December 31, 2010.

(b) Security is a fixed-to-floating coupon bond. The coupon shown is the fixed coupon in effect at December 31, 2010. The fixed coupon will convert to a floating coupon at a predetermined date. At that date the coupon increases to LIBOR plus a predetermined margin.

(c) Represents 7 day effective yield as of December 31, 2010.

(d) All or a portion of this security was on loan at December 31, 2010. The value of securities on loan at December 31, 2010 was $124,237

(e) This security was purchased with cash collateral received for securities on load at December 31, 2010.

PORTFOLIO OF INVESTMENTS
The Elite Growth & Income Fund
December 31, 2010
(unaudited)

Shares		Market Value
	Common Stock 96.0%

	Basic Industries 11.9%
50,000	Cameco Corp.	$2,019,000
14,000	SPDR Gold Trust*	1,942,080
40,000	Seabridge Gold Inc (a)	1,227,200
	Total Basic Industries	5,188,280

	Business Services 8.9%
8,000	Mastercard Inc. Cl A	1,792,880
30,000	Visa Inc. Cl A (a)	2,111,400
	Total Business Services	3,904,280

	Consumer Goods & Services 10.7%
20,000	DeVry Inc.	959,600
832,900	Rite Aid Corp.*	735,617
100,000	Skechers USA Inc. Cl A* (a)	2,000,000
11,000	Whirlpool Corp	977,130
	Total Consumer Goods & Services	4,672,347

	Energy 17.9%
20,000	Anadarko Petroleum Corp	1,523,200
50,000	BP PLC ADR*	2,208,500
20,000	Clean Energy Fuels Corp*	276,800
30,000	Diamond Offshore Drilling Inc. (a)	2,006,100
100,000	Petrohawk Energy Corp* (a)	1,825,000
	Total Energy	7,839,600

	Financial & Insurance 19.8%
50,000	Hartford Financial Svcs Grp Inc.	1,324,500
45,000	iPath S&P 500 Vix* (a)	1,691,550
50,000	JP Morgan Chase & Co.	2,121,000
60,000	Lincoln National Corp	1,668,600
200,000	Seabright Holdings Inc.*	1,844,000
	Total Financial & Insurance	8,649,650

	Health Care - Pharmaceuticals 21.1%
40,000	Abbott Laboratories Inc.	1,916,400
25,000	Cephalon Inc.*	1,543,000
50,000	Forest Laboratories Inc.* (a)	1,599,000
30,000	Medco Health Solutions Inc.*	1,838,100
50,000	Merck & Co Inc.	1,802,000
20,000	Medicis Pharmaceutical Corp	535,800
	Total Health Care - Pharmaceuticals	9,234,300

	Health Care - Miscellaneous 5.7%
2,500,000	Antigenics Inc.*	2,500,000
	Total Health Care - Miscellaneous	2,500,000

	Total Value of Common Stock	$41,988,457
	(Cost $ 37,696,453)

Shares			Market Value

	Short-Term Investments 21.9%
8,257,916	Institutional Money Market Trust 0.29% (b)(c)		8,257,916
1,336,677	PNC Bank Money Market 0.05% (c)		1,336,677
	Total Value Of Short-Term Investments		9,594,593
	(Cost $ 9,594,593)

	Total Investments in Securities
	(Cost $47,291,046)	117.9%	51,583,050

	Liabilities in excess of other assets	-17.9%	(7,854,639)

	Net Assets	100.0%	$43,728,411

	At December 31, 2010, unrealized appreciation of securities, for Federal Income Tax purposes, based on cost of $47,291,046, is as follows:

	Unrealized appreciation		$5,281,762
	Unrealized depreciation		(989,758)
	Net unrealized appreciation		$4,292,004

*Non-income producing

(a) All or a portion of this security was on loan at December 31, 2010. The value of securities on loan at December 31, 2010 was $7,784,285.

(b) This security was purchased with cash collateral received for securities on loan at December 31, 2010.

(c) Represents 7 day effective yield as of December 31, 2010.

Item 2.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The Elite Group of Mutual Funds

By (Signature and Title)*		/s/ Richard S. McCormick
Richard S. McCormick, President
Date	February 7, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Richard S. McCormick
Richard S. McCormick, President
Date	February 7, 2011

By (Signature and Title)*		/s/ John W. Meisenbach
John W. Meisenbach, Treasurer
Date	February 7, 2011

* Print the name and title of each signing officer under his or her signature.